Income Taxes - Provision for income taxes for continuing operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Income Tax Disclosure [Abstract]
Federal, current	$ 4,807	$ 1,803	$ 2,820
State, current	1,165	524	1,083
Current income tax expense	5,972	2,327	3,903
Deferred	1,879	1,568	(342)
Provision for income taxes	7,851	3,895	3,561
Federal, computed at statutory rate	6,797	3,396	3,020
State income taxes (net of Federal income tax benefit)	1,002	504	520
Other, net	$ 52	$ (5)	$ 21